Note 15 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Cash at bank and in hand	2,824	7,129	4,522	1,939

Disclosure of credit risk exposure [text block]
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
A+	-	252	17	891
A	-	233	14	69
A-	554	-	-	-
AA-	2,270	6,644	4,491	979
Total	2,824	7,129	4,522	1,939